Schedule of Assets and Liabilities Related to Asset-backed Debt Arrangements (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Accounts Receivable, net
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Assets	$ 3,383
Prepaid Expenses and Other
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Assets	236
Other Assets
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Assets	2,383
Accounts Payable and Accrued Liabilities
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Liabilities	4
Long-term Debt
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Liabilities	$ 4,988